INCOME TAXES (Reconciliation of the Theoretical and Actual Tax Expense)(Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES [Abstract]
Net income before taxes	$ 11,952	$ 25,618	$ 22,175
Theoretical tax expenses	2,988	6,148	5,544
Permanent differences, including difference between basis of measurement of income reported for tax purposes and basis of measurement of income for financial reporting purposes - net	46	36	117
Different tax rates of deferred taxes	1,901
Deferred taxes on carryforward tax losses for which valuation allowance was provided		(3,731)
Reinstate advances paid to tax authorities	(747)
Change in valuation allowance	(4,080)	(4,881)	(5,609)
Other	16	(72)	(52)
Total reconciling items	(2,864)	(8,648)	(5,544)
Actual tax expense (benefit)	$ 124	$ (2,500)